Business	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Business [Abstract]
BUSINESS

NOTE 1 – BUSINESS

Relmada Therapeutics, Inc. (the “Company”) is a clinical stage, biopharmaceutical company focused on developing novel versions of proven drug products that potentially address areas of high unmet medical need in the treatment of pain.  The Company's approach is expected to reduce clinical development risks and costs while potentially delivering products in areas of high unmet medical needs. We have a diversified portfolio of four lead products at different stages.  We have not earned revenues from the sale of products since inception.

On May 20, 2014, the Company completed a Share Exchange with Relmada Therapeutics, Inc. (“RTI”), whereby the Company acquired 94.6% of the issued and outstanding capital stock of RTI from its stockholders in exchange (“Share Exchange”) for the issuance of 28,291,073 shares of common stock, which represented 80.9% of Relmada’s issued and outstanding common stock after the consummation of the Share Exchange. In addition, the outstanding options and warrants were exchanged for options and warrants to purchase shares of common stock of the Company at a ratio of 10 to 1. Prior to the Share Exchange, the Company had no other assets or liabilities. The principal shareholders of the Company contributed $2 million for 3,337,310 shares of the Company’s common stock and 3,337,309 shares of Class A convertible preferred shares.

The Share Exchange was accounted for as a reverse merger rather than a business combination, wherein RTI is considered the acquirer for accounting and financial reporting purposes. The statement of operations reflects the activities of RTI from the date of its inception, May 24, 2004. As a result of the Share Exchange, the Company became the holding company and RTI became the subsidiary. The operating entity is that of RTI.

In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s research and development will be successfully completed or that any product will be approved or commercially viable. The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, dependence on collaborative arrangements, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with Food and Drug Administration (“FDA”) and other governmental regulations and approval requirements.

NOTE 1 – BUSINESS

Relmada Therapeutics, Inc., formerly Camp Nine, Inc. (the “Company”), was formed as a Nevada corporation on May 31, 2012 and began as a manufacturer and retailer of surfboards and related accessories. The Company is a clinical stage biopharmaceutical company focused on drugs to treat pain. The Company has a portfolio of four products at different stages of development. The Company’s approach is expected to reduce overall clinical development risks and potentially deliver valuable products in areas of high unmet medical needs. The Company’s office is located in New York City.

On May 20, 2014, Relmada Therapeutics, Inc. (“Relmada”) completed a Share Exchange with the Company, whereby the Company acquired 94.6% of the issued and outstanding capital stock of Relmada from the stockholders in exchange (“Share Exchange”) for the issuance of 28,291,073 shares of common stock to the Company’s stockholders, which represented 80.9% of Relmada’s issued and outstanding common stock after the consummation of the Share Exchange. In addition, the outstanding options and warrants were exchanged for options and warrants to purchase shares of common stock of the Company at a ratio of 10 to 1. Prior to the Share Exchange, the Company had no other assets or liabilities. The principal shareholders of the Company contributed $2 million for 3,337,310 shares of the Company’s common stock and 3,337,309 shares of Class A convertible preferred shares.

As a result of the Share Exchange, the stockholders of the Relmada became the principal stockholders of Relmada. In addition, in connection with the Share Exchange, the Company changed its name to Relmada Therapeutics, Inc. and increased its authorized common stock to 500,000,000 shares and its authorized preferred stock to 200,000,000 shares.

The Share Exchange was accounted for as a reverse merger rather than a business combination, wherein Relmada is considered the acquirer for accounting and financial reporting purposes. The statement of operations reflects the activities of Relmada from the date of its inception, May 24, 2004. As a result of the Share Exchange, the Company became the holding company and Relmada became the subsidiary. The operating entity is that of Relmada.

In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s research and development will be successfully completed or that any product will be approved or commercially viable. The Company is subject to risks common to companies in the biotechnology industry including, but not limited to, dependence on collaborative arrangements, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with Food and Drug Administration (“FDA”) and other governmental regulations and approval requirements.